Goodwill - Schedule of Goodwill Allocated (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,712.5	$ 2,073.6	[1]	$ 2,032.6	[1]
Canada
Disclosure of information for cash-generating units [line items]
Goodwill		293.8		293.8
United States
Disclosure of information for cash-generating units [line items]
Goodwill		1,316.0		1,268.4
Global
Disclosure of information for cash-generating units [line items]
Goodwill		463.8		$ 470.4
Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	2,712.5	2,073.6
Total for all cash-generating units | Canada
Disclosure of information for cash-generating units [line items]
Goodwill	422.7	293.8
Total for all cash-generating units | United States
Disclosure of information for cash-generating units [line items]
Goodwill	1,479.3	1,316.0
Total for all cash-generating units | Global
Disclosure of information for cash-generating units [line items]
Goodwill	$ 810.5	$ 463.8

[1]	Revised for change in accounting policy (see Note 6.c)